RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2021
RECLAMATION PROVISION
15. RECLAMATION PROVISION
15.	RECLAMATION PROVISION

Management’s estimate of the reclamation provision at December 31, 2021, is $726 (December 31, 2020 – $808), and the undiscounted value of the obligation is $1,252 (December 31, 2020 – $1,275).

The present value of the obligation was calculated using a risk-free interest rate of 7.78% (December 31, 2020 – 5.96%) and an inflation rate of 7.36% (December 31, 2020 – 3.15%). Reclamation activities are estimated to begin in 2023 for the San Gonzalo Mine and in 2041 for the Avino Mine.

A reconciliation of the changes in the Company’s reclamation provision for the year ended December 31, 2021, and the year ended December 31, 2020, is as follows:

	December 31, 2021	December 31, 2020

Balance at beginning of the period	$808	$1,524
Changes in estimates	(105)	(737)
Unwinding of discount related to continuing operations	47	99
Effect of movements in exchange rates	(24)	(78)
Balance at end of the period	$726	$808